FPS SERVICES, INC.
                     3200 Horizon Drive
                 King of Prussia, PA 19406
                        (610) 239-4753
                   RULE 497(j) LETTER


October 28, 1997

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004

Re: Beacon Global Advisors Trust (the "Registrant")
        No. 333-14919
        No. 811-07879

Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed electronically via EDGAR on October 27, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,
/s/ Michelle A. Whalen
Michelle A. Whalen
Corporate Compliance Administrator